UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (92.0%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Vectrus, Inc.(NON)	44,970	$1,038,807

		1,038,807
Air freight and logistics (1.0%)

Atlas Air Worldwide Holdings, Inc.(NON)	34,900	1,724,060

Park-Ohio Holdings Corp.	60,549	2,552,140

		4,276,200
Airlines (1.2%)

SkyWest, Inc.	66,400	2,446,840

Spirit Airlines, Inc.(NON)	48,300	2,685,480

		5,132,320
Auto components (1.9%)

Dana, Inc.	131,700	2,224,413

Goodyear Tire & Rubber Co. (The)	31,300	960,597

Modine Manufacturing Co.(NON)	230,500	2,708,375

Stoneridge, Inc.(NON)	164,840	2,616,011

		8,509,396
Banks (17.2%)

Berkshire Hills Bancorp, Inc.	81,708	2,773,987

Camden National Corp.	87,021	3,389,468

Chemical Financial Corp.	53,451	2,773,038

First Bancorp/Southern Pines, NC	78,000	1,950,000

First Busey Corp.	107,300	2,941,093

First Connecticut Bancorp, Inc.	93,300	2,019,945

First Financial Bancorp	99,800	2,674,640

First Merchants Corp.	124,300	4,267,219

Franklin Financial Network, Inc.(NON)	75,864	2,863,866

Fulton Financial Corp.	160,200	2,843,550

Hanmi Financial Corp.	122,100	3,748,470

IBERIABANK Corp.	37,500	3,106,875

Independent Bank Group, Inc.	43,500	2,614,350

Lakeland Financial Corp.	38,800	1,637,360

Old National Bancorp	179,500	3,060,475

Pacific Premier Bancorp, Inc.(NON)	88,100	2,823,605

Peoples Bancorp, Inc.	86,400	2,523,744

Popular, Inc. (Puerto Rico)	55,720	2,265,018

Preferred Bank	72,600	3,273,534

ServisFirst Bancshares, Inc.	24,294	1,788,524

Southside Bancshares, Inc.	58,223	2,239,839

Sterling Bancorp	157,500	3,583,125

Tristate Capital Holdings, Inc.(NON)	168,474	3,436,870

United Community Banks, Inc.	80,800	2,196,144

Washington Trust Bancorp, Inc.	32,300	1,645,685

Western Alliance Bancorp(NON)	71,300	3,331,136

Wintrust Financial Corp.	49,800	3,278,832

		75,050,392
Beverages (0.4%)

Cott Corp. (Canada)	134,910	1,531,229

		1,531,229
Biotechnology (1.3%)

Aptevo Therapeutics, Inc.(NON)	12,304	23,378

Eagle Pharmaceuticals, Inc.(NON)(S)	43,100	3,403,176

Emergent BioSolutions, Inc.(NON)(S)	77,185	2,065,471

		5,492,025
Building products (1.5%)

Continental Building Products, Inc.(NON)	91,143	2,041,603

NCI Building Systems, Inc.(NON)	139,991	2,337,850

Ply Gen Holdings, Inc.(NON)	147,400	2,247,850

		6,627,303
Capital markets (0.6%)

OM Asset Management PLC (United Kingdom)	182,803	2,687,204

		2,687,204
Chemicals (3.2%)

American Vanguard Corp.	139,300	2,535,260

Ferro Corp.(NON)	168,400	2,492,320

Innophos Holdings, Inc.	49,300	2,687,836

Kraton Performance Polymers, Inc.(NON)	46,400	1,430,512

Minerals Technologies, Inc.	23,197	1,878,957

Orion Engineered Carbons SA (Luxembourg)	152,100	2,905,110

		13,929,995
Commercial services and supplies (1.0%)

ACCO Brands Corp.(NON)	259,000	3,224,550

Ennis, Inc.	81,621	1,318,179

		4,542,729
Construction and engineering (3.0%)

Dycom Industries, Inc.(NON)(S)	24,700	1,808,781

Granite Construction, Inc.	39,500	2,330,105

MasTec, Inc.(NON)	85,500	3,244,725

Orion Marine Group, Inc.(NON)	309,500	3,085,715

Quanta Services, Inc.(NON)	79,900	2,694,228

		13,163,554
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)	86,400	2,053,728

		2,053,728
Consumer finance (1.1%)

Encore Capital Group, Inc.(NON)(S)	94,440	2,592,378

EZCORP, Inc. Class A(NON)	200,462	2,335,382

		4,927,760
Containers and packaging (0.6%)

Greif, Inc. Class A	47,200	2,424,664

		2,424,664
Diversified consumer services (1.2%)

Carriage Services, Inc.	88,900	2,412,746

DeVry Education Group, Inc.	88,200	2,632,770

		5,045,516
Electric utilities (2.5%)

ALLETE, Inc.	41,700	2,577,894

IDACORP, Inc.	48,800	3,716,120

PNM Resources, Inc.	72,000	2,275,200

Portland General Electric Co.	52,200	2,171,520

		10,740,734
Electrical equipment (0.5%)

General Cable Corp.	109,700	2,056,875

		2,056,875
Electronic equipment, instruments, and components (2.8%)

Anixter International, Inc.(NON)	30,100	2,352,315

Belden, Inc.	29,600	2,187,440

Jabil Circuit, Inc.	96,600	2,043,090

Orbotech, Ltd. (Israel)(NON)	117,500	3,721,225

Sanmina Corp.(NON)	51,800	1,701,630

		12,005,700
Energy equipment and services (1.2%)

Independence Contract Drilling, Inc.(NON)	173,036	975,923

Patterson-UTI Energy, Inc.	152,000	4,053,840

		5,029,763
Equity real estate investment trusts (REITs) (7.2%)

American Assets Trust, Inc.	68,701	2,752,162

Apartment Investment & Management Co. Class A	47,700	2,008,170

CBL & Associates Properties, Inc.	175,600	2,082,616

Education Realty Trust, Inc.	46,564	1,890,498

EPR Properties	22,900	1,592,466

Equity Commonwealth(NON)	81,800	2,378,744

Healthcare Trust of America, Inc. Class A	34,750	982,730

iStar, Inc.(NON)(S)	212,200	2,593,084

LTC Properties, Inc.	40,200	1,827,492

NorthStar Realty Finance Corp.	156,900	2,375,466

Paramount Group, Inc.	126,900	1,994,868

Rayonier, Inc.	114,600	3,038,046

Summit Hotel Properties, Inc.	260,314	3,701,665

Tanger Factory Outlet Centers, Inc.	62,800	2,164,716

		31,382,723
Food and staples retail (0.9%)

SpartanNash Co.	69,090	2,501,749

SUPERVALU, Inc.(NON)	327,100	1,517,744

		4,019,493
Food products (0.7%)

Nomad Foods, Ltd. (United Kingdom)(NON)	171,200	1,610,992

Sanderson Farms, Inc.(S)	19,200	1,548,480

		3,159,472
Gas utilities (0.6%)

Southwest Gas Corp.	37,000	2,742,810

		2,742,810
Health-care providers and services (1.9%)

AMN Healthcare Services, Inc.(NON)(S)	87,800	2,923,740

Ensign Group, Inc. (The)	142,071	3,071,575

Fulgent Genetics, Inc.(NON)(S)	218,282	2,176,272

		8,171,587
Hotels, restaurants, and leisure (2.6%)

Bloomin' Brands, Inc.	98,200	1,826,520

ClubCorp Holdings, Inc.	163,600	2,126,800

Del Taco Restaurants, Inc.(NON)(S)	205,503	2,983,904

Marriott Vacations Worldwide Corp.	30,400	2,360,256

Penn National Gaming, Inc.(NON)	155,100	2,059,728

		11,357,208
Household durables (0.6%)

Century Communities, Inc.(NON)	133,700	2,774,275

		2,774,275
Independent power and renewable electricity producers (0.3%)

Dynegy, Inc.(NON)(S)	127,800	1,105,470

		1,105,470
Insurance (5.7%)

Allied World Assurance Co. Holdings AG	45,200	2,115,812

American Financial Group, Inc.	35,732	2,938,242

AMERISAFE, Inc.	42,100	2,675,455

Employers Holdings, Inc.	76,100	2,690,135

Hanover Insurance Group, Inc. (The)	31,700	2,744,903

Maiden Holdings, Ltd. (Bermuda)	160,700	2,474,780

National General Holdings Corp.	81,400	1,838,826

Reinsurance Group of America, Inc.	31,719	3,871,304

Validus Holdings, Ltd.	61,613	3,348,050

		24,697,507
Internet and direct marketing retail (0.2%)

FTD Cos., Inc.(NON)	40,000	914,400

		914,400
Internet software and services (1.7%)

GTT Communications, Inc.(NON)	152,400	3,870,960

j2 Global, Inc.	50,000	3,675,500

		7,546,460
IT Services (0.7%)

Convergys Corp.	83,300	2,154,971

Everi Holdings, Inc.(NON)	445,000	961,200

		3,116,171
Leisure products (0.6%)

Brunswick Corp.	53,100	2,661,372

		2,661,372
Life sciences tools and services (0.4%)

VWR Corp.(NON)	64,531	1,755,243

		1,755,243
Machinery (1.0%)

EnPro Industries, Inc.	34,500	2,097,600

Kadant, Inc.	33,700	2,109,620

		4,207,220
Media (0.9%)

Live Nation Entertainment, Inc.(NON)	78,000	2,159,040

Madison Square Garden Co. (The) Class A(NON)	9,766	1,695,768

		3,854,808
Metals and mining (0.7%)

Ferroglobe PLC (United Kingdom)(S)	270,395	3,085,207

Ferroglobe Representation & Warranty Insurance Trust(F)	270,395	—

		3,085,207
Mortgage real estate investment trusts (REITs) (0.3%)

Cherry Hill Mortgage Investment Corp.	64,338	1,139,426

		1,139,426
Multi-utilities (0.8%)

Avista Corp.	86,200	3,488,514

		3,488,514
Oil, gas, and consumable fuels (5.0%)

Aegean Marine Petroleum Network, Inc. (Greece)	275,315	3,097,294

Callon Petroleum Co.(NON)	199,184	3,513,606

Energen Corp.	75,300	4,673,871

Gulfport Energy Corp.(NON)	102,100	2,622,949

PBF Energy, Inc. Class A(S)	99,700	2,391,803

PDC Energy, Inc.(NON)	42,200	3,141,790

Ring Energy, Inc.(NON)	168,909	2,162,035

		21,603,348
Personal products (0.4%)

Edgewell Personal Care Co.(NON)	22,000	1,741,080

		1,741,080
Real estate management and development (0.7%)

RE/MAX Holdings, Inc. Class A	60,020	2,940,980

		2,940,980
Road and rail (1.8%)

Marten Transport, Ltd.	96,500	2,349,775

Saia, Inc.(NON)	62,700	2,617,725

YRC Worldwide, Inc.(NON)(S)	235,100	2,981,068

		7,948,568
Semiconductors and semiconductor equipment (5.1%)

Advanced Energy Industries, Inc.(NON)	48,700	2,688,727

FormFactor, Inc.(NON)	316,300	3,542,560

Integrated Device Technology, Inc.(NON)	140,100	3,278,340

MaxLinear, Inc. Class A(NON)	144,600	2,954,178

Teradyne, Inc.	83,500	2,035,730

Tessera Technologies, Inc.	99,400	3,936,240

Tower Semiconductor, Ltd. (Israel)(NON)(S)	206,500	3,708,740

		22,144,515
Technology hardware, storage, and peripherals (1.9%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(S)	54,410	1,331,957

NCR Corp.(NON)	87,900	3,406,125

Super Micro Computer, Inc.(NON)	131,000	3,582,850

		8,320,932
Thrifts and mortgage finance (5.9%)

BofI Holding, Inc.(NON)(S)	94,600	2,235,398

First Defiance Financial Corp.	68,400	3,166,236

Flagstar Bancorp, Inc.(NON)	50,600	1,425,908

HomeStreet, Inc.(NON)	91,600	2,660,980

Meta Financial Group, Inc.	42,100	3,828,995

NMI Holdings, Inc. Class A(NON)	297,600	2,559,360

Provident Financial Services, Inc.	72,400	1,950,456

Walker & Dunlop, Inc.(NON)	108,349	3,184,377

Washington Federal, Inc.	66,600	2,161,170

WSFS Financial Corp.	61,600	2,627,238

		25,800,118
Trading companies and distributors (0.5%)

BMC Stock Holdings, Inc.(NON)	126,400	2,382,640

		2,382,640

Total common stocks (cost $316,388,913)		$400,327,441

INVESTMENT COMPANIES (2.4%)(a)
	Shares	Value

Hercules Capital, Inc.	173,323	$2,367,592

Medley Capital Corp.	255,800	2,002,914

Solar Capital, Ltd.	95,758	1,939,100

TCP Capital Corp.	105,048	1,774,261

TriplePoint Venture Growth BDC Corp.(S)	180,574	2,224,672

Total investment companies (cost $10,342,479)		$10,308,539

SHORT-TERM INVESTMENTS (11.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.73%(AFF)(d)	27,569,100	$27,569,100

Putnam Short Term Investment Fund 0.51%(AFF)	23,759,997	23,759,997

Total short-term investments (cost $51,329,097)		$51,329,097

TOTAL INVESTMENTS

Total investments (cost $378,060,489)(b)		$461,965,077

Key to holding's currency abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,223,803.
(b)	The aggregate identified cost on a tax basis is $378,444,419, resulting in gross unrealized appreciation and depreciation of $94,189,351 and $10,668,693, respectively, or net unrealized appreciation of $83,520,658.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$30,348,693	$111,026,863	$113,806,456	$112,733	$27,569,100
	Putnam Short Term Investment Fund**	39,503,378	94,941,865	110,685,246	101,501	23,759,997
	Totals	$69,852,071	$205,968,728	$224,491,702	$214,234	$51,329,097
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $27,569,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,593,356. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$35,116,975	$—	$—
Consumer staples	10,451,274	—	—
Energy	26,633,111	—	—
Financials	134,302,407	—	—
Health care	15,418,855	—	—
Industrials	51,376,216	—	—
Information technology	53,133,778	—	—**
Materials	21,493,594	—	—**
Real estate	34,323,703	—	—
Utilities	18,077,528	—	—
Total common stocks	400,327,441	—	—
Investment companies	10,308,539	—	—
Short-term investments	23,759,997	27,569,100	—

Totals by level	$434,395,977	$27,569,100	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017